Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 01, 2017	Apr. 30, 2015	Apr. 30, 2018	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2019	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000006766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
C000006757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (2.50%)
C000006758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
C000006759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
C000006760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
C000006765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
C000006711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (4.25%)
C000006716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
C000006717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
C000006745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				A with initial sales charge (2.50%)
C000006750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				B with CDSC (declining over six years from 4% to 0%)
C000006751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				C with CDSC (1% for 12 months)
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		$ 10,000			$ 10,529		$ 10,545		$ 10,709		$ 11,368		$ 11,614		$ 12,513		$ 11,527		$ 11,858	$ 12,105	$ 12,306
Bloomberg Municipal Bond C000195152 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,877			$ 10,486		$ 10,712		$ 11,542		$ 10,632		$ 10,938		$ 11,165		$ 11,351
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,272		10,357		10,324		10,870		12,049		12,017		10,994		10,947	10,786	11,651
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Credit Index
Accumulated Value		10,000			10,277		10,558		10,627		11,304		12,363		12,889		11,583		11,666	11,755	12,650
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Accumulated Value		10,000			10,110		10,186		10,181		10,525		11,045		11,157		10,766		10,890	11,194	11,951
Bloomberg 1 9 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-9 Year Municipal Bond Index
Accumulated Value		$ 10,000			$ 10,296		$ 10,343		$ 10,337		$ 10,804		$ 11,038		$ 11,567		$ 10,928		$ 11,239	$ 11,432	$ 11,746
Bloomberg 1 9 Year Municipal Bond C000195152 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,830			$ 10,273		$ 10,496		$ 10,999		$ 10,391		$ 10,687		$ 10,871		$ 11,169